Marketable Securities - Additional Information (Detail) - Marketable Debt Securities [Member] $ in Millions	Jun. 30, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number
Debt Securities, Available-for-sale [Line Items]
Number of debt securities considered to be in an unrealized loss position | Number	0	0	0
Marketable securities, Accrued interest | $	$ 0.1	$ 0.1	$ 0.1